Debentures (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debentures
Debentures, beginning balance		R$ 8,147,617	R$ 6,757,481	R$ 8,429,710
Funding		1,500,000	3,000,000	453,951
Charges and monetary variations		1,112,287	658,653	(1,046,295)
Amortization - principal		(2,051,481)	(1,852,048)	(422,295)
Payment - charges		(890,123)	(361,073)	(657,590)
Transaction costs		(14,445)	(35,030)
Reclassification	[1]		(20,366)
Debentures, ending balance		R$ 7,803,855	R$ 8,147,617	R$ 6,757,481

[1]	Reclassification to Assets classified as held for sale (Note 39).